Quarterly Holdings Report
for
Fidelity Simplicity RMD Income Fund℠
October 31, 2023
RW24-NPRT1-1223
1.858587.117
Domestic Equity Funds - 6.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	6,426	63,550
Fidelity Series Blue Chip Growth Fund (a)	13,309	176,082
Fidelity Series Commodity Strategy Fund (a)	2,386	237,415
Fidelity Series Growth Company Fund (a)	19,314	329,306
Fidelity Series Intrinsic Opportunities Fund (a)	6,862	65,399
Fidelity Series Large Cap Stock Fund (a)	17,468	309,366
Fidelity Series Large Cap Value Index Fund (a)	7,173	96,977
Fidelity Series Opportunistic Insights Fund (a)	11,633	196,016
Fidelity Series Small Cap Core Fund (a)	61	568
Fidelity Series Small Cap Discovery Fund (a)	2,793	27,872
Fidelity Series Small Cap Opportunities Fund (a)	8,091	93,851
Fidelity Series Stock Selector Large Cap Value Fund (a)	17,906	216,663
Fidelity Series Value Discovery Fund (a)	13,551	193,780
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,893,703)		2,006,845

International Equity Funds - 12.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	14,870	195,844
Fidelity Series Emerging Markets Fund (a)	39,797	307,233
Fidelity Series Emerging Markets Opportunities Fund (a)	77,634	1,229,719
Fidelity Series International Growth Fund (a)	37,846	560,120
Fidelity Series International Small Cap Fund (a)	32,557	472,725
Fidelity Series International Value Fund (a)	52,417	557,717
Fidelity Series Overseas Fund (a)	49,509	560,447
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,840,988)		3,883,805

Bond Funds - 72.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	662,969	6,304,837
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	26,193	191,212
Fidelity Series Emerging Markets Debt Fund (a)	23,212	163,647
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,037	54,579
Fidelity Series Floating Rate High Income Fund (a)	3,544	31,720
Fidelity Series High Income Fund (a)	21,697	171,410
Fidelity Series International Credit Fund (a)	1,993	15,009
Fidelity Series International Developed Markets Bond Index Fund (a)	151,223	1,261,204
Fidelity Series Investment Grade Bond Fund (a)	1,418,254	13,260,673
Fidelity Series Long-Term Treasury Bond Index Fund (a)	258,980	1,292,312
Fidelity Series Real Estate Income Fund (a)	3,935	35,615
TOTAL BOND FUNDS (Cost $26,551,388)		22,782,218

Short-Term Funds - 9.2%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(b)	2,317,420	2,317,420
Fidelity Series Short-Term Credit Fund (a)	60,004	577,837
TOTAL SHORT-TERM FUNDS (Cost $2,911,237)		2,895,257

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $35,197,316)	31,568,125
NET OTHER ASSETS (LIABILITIES) - 0.0%	(608)
NET ASSETS - 100.0%	31,567,517

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7,018,186	3,430	736,371	12	(17,503)	37,095	6,304,837
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	214,310	4,909	12,336	179	(1,278)	(14,393)	191,212
Fidelity Series All-Sector Equity Fund	71,283	1,738	4,240	-	64	(5,295)	63,550
Fidelity Series Blue Chip Growth Fund	196,979	10,065	11,476	611	(23)	(19,463)	176,082
Fidelity Series Canada Fund	236,535	9,567	26,227	-	3,466	(27,497)	195,844
Fidelity Series Commodity Strategy Fund	264,781	5,816	24,209	5,786	(2,630)	(6,343)	237,415
Fidelity Series Emerging Markets Debt Fund	181,579	5,114	11,450	2,788	(3,499)	(8,097)	163,647
Fidelity Series Emerging Markets Debt Local Currency Fund	61,532	1,721	4,743	-	(497)	(3,434)	54,579
Fidelity Series Emerging Markets Fund	315,154	77,805	44,489	-	(5,698)	(35,539)	307,233
Fidelity Series Emerging Markets Opportunities Fund	1,395,401	209,330	195,585	-	(24,298)	(155,129)	1,229,719
Fidelity Series Floating Rate High Income Fund	35,970	818	4,915	815	(163)	10	31,720
Fidelity Series Government Money Market Fund 5.41%	3,101,330	38,888	822,798	38,557	-	-	2,317,420
Fidelity Series Growth Company Fund	366,740	21,320	21,061	-	(442)	(37,251)	329,306
Fidelity Series High Income Fund	190,964	2,869	14,228	2,849	(2,543)	(5,652)	171,410
Fidelity Series International Credit Fund	15,198	146	-	146	-	(335)	15,009
Fidelity Series International Developed Markets Bond Index Fund	1,380,465	7,039	97,488	3,089	(8,902)	(19,910)	1,261,204
Fidelity Series International Growth Fund	672,075	38,611	77,031	-	(6,966)	(66,569)	560,120
Fidelity Series International Small Cap Fund	187,392	320,934	12,470	-	(3,860)	(19,271)	472,725
Fidelity Series International Value Fund	676,210	10,440	81,833	-	4,594	(51,694)	557,717
Fidelity Series Intrinsic Opportunities Fund	73,289	16,830	5,057	13,833	(640)	(19,023)	65,399
Fidelity Series Investment Grade Bond Fund	14,506,058	464,043	877,646	146,892	(123,412)	(708,370)	13,260,673
Fidelity Series Large Cap Stock Fund	344,741	26,507	25,819	7,673	1,792	(37,855)	309,366
Fidelity Series Large Cap Value Index Fund	107,891	6,591	7,078	-	400	(10,827)	96,977
Fidelity Series Long-Term Treasury Bond Index Fund	1,345,046	241,850	79,852	11,308	(16,056)	(198,676)	1,292,312
Fidelity Series Opportunistic Insights Fund	218,577	6,981	18,090	-	2,076	(13,528)	196,016
Fidelity Series Overseas Fund	673,053	32,926	71,595	-	(1,602)	(72,335)	560,447
Fidelity Series Real Estate Income Fund	50,182	838	12,606	830	(1,256)	(1,543)	35,615
Fidelity Series Short-Term Credit Fund	641,551	4,705	67,105	4,622	(1,801)	487	577,837
Fidelity Series Small Cap Core Fund	658	-	-	-	-	(90)	568
Fidelity Series Small Cap Discovery Fund	31,556	2,290	1,779	-	6	(4,201)	27,872
Fidelity Series Small Cap Opportunities Fund	105,079	10,121	6,787	480	(26)	(14,536)	93,851
Fidelity Series Stock Selector Large Cap Value Fund	240,009	12,464	18,212	-	552	(18,150)	216,663
Fidelity Series Value Discovery Fund	215,117	10,033	17,020	-	(24)	(14,326)	193,780
	35,134,891	1,606,739	3,411,596	240,470	(210,169)	(1,551,740)	31,568,125

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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